SUBSEQUENT EVENTS (Detail Textuals 1) (Subsequent Event, USD $)	0 Months Ended	1 Months Ended
	Feb. 11, 2013	Feb. 26, 2013	Feb. 20, 2013 Restricted Stock
Subsequent Event [Line Items]
Additional term lease	2 years 10 months
Original amount of security deposit held by the landlord under the lease	$ 12,154
Amended amount of security deposit held by the landlord under the lease	29,300
Restricted shares of common stock issued to non-U.S. corporation			100,000
Price per restricted stock share issued during the period (in dollars per share)			$ 1.25
Value of restricted stock shares issued to non-U.S. corporation			$ 125,000
Number of shares issued related to restricted stock		100,000